Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 16,188	$ 2
Derivatives	1,279	0
Cash guarantees and deposits	48,548	1,616
Other non-current receivables	9,061	6
Lease receivables	0	1,263
Investment	0	1
Total non-current receivables	$ 75,076	$ 2,888